--------------------------------------------------------------------------------

FLORIDA
DAILY MUNICIPAL                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND                                                         212/830-5200

================================================================================



Dear Shareholder:



We are pleased to present the semi-annual report of Florida Daily Municipal Income Fund for the period September 1, 1997 through February 28, 1998.

The Fund had net assets of $146,467,808 and 712 active shareholders as of February 28, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff


Steven W. Duff
President






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                    Maturity                 Value                 Standard
   Amount                                                                     Date      Yield       (Note 1)      Moody's  & Poor's
   ------                                                                     ----      -----        ------       -------   -------
 Other Tax Exempt Investments (7.52%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 5,000,000  Inland Protection Funding Corporation
              (Florida Special Obligation)
              FSA Insured                                                   07/01/98    3.55%      $ 5,007,174      Aaa       AAA
   4,000,000  School District of Broward County, FL RAN - Series 1997A      04/22/98    3.85         4,003,229     MIG-1      SP-1+
   2,000,000  School District of Palm Beach County, FL TAN - Series 1997    10/13/98    3.70         2,008,901                SP-1+
 -----------                                                                                       -----------
  11,000,000  Total Other Tax Exempt Investments                                                    11,019,304
 -----------                                                                                       -----------
 Other Variable Rate Demand Instruments (c) (70.23%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000  Atlantic Beach, FL (Fleet Landing) - Series B
              LOC Barnett Bank of Jacksonville                              10/01/24    3.90%      $ 1,000,000     VMIG-1
   1,540,000  Broward County, FL HFA MHRB (Sanctuary Apartments Project)
              LOC PNC Bank, N.A.                                            02/01/09    3.40         1,540,000     VMIG-1
     400,000  Broward County, FL IDRB (Allied Signal Incorporated)          03/01/99    3.50           400,000                A1
   2,100,000  Citrus Park Community Development District
              Capital Improvement Bonds - Series 1996
              LOC Dresdner Bank A.G.                                        11/01/16    3.45         2,100,000     VMIG-1     A1+
     500,000  City of Tampa, FL Occupation License Tax Boards -Series 1996A
              FGIC Insured                                                  10/01/27    3.45           500,000     VMIG-1     A1+
     485,000  Dade County, FL Aviation RB - Series V
              LOC Suntrust Bank                                             10/01/07    3.35           485,000     VMIG-1
   3,500,000  Dade County, FL HFA MHRB (Gables Point) - Series 1985
              Fannie Mae Collateralized                                     05/15/05    3.45         3,500,000                A1+
   1,300,000  Dade County, FL IDA PCRB
              (Florida Power & Light Company Project)                       04/01/20    3.55         1,300,000     VMIG-1     A1+
   2,500,000  Dade County, FL IDA RB (Florida Convalescent Association)
              LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                     12/01/11    3.75         2,500,000     VMIG-1
   4,215,000  Escambia County, FL IDRB
              (Gelman Sciences, Incorporation Project)
              LOC First National Bank of Detroit                            07/01/04    3.40         4,215,000                A1+
   2,300,000  Florida HFA MHRB (Falls of Venice Project)
              LOC PNC Bank, N.A.                                            12/01/11    3.55         2,300,000       P1       A1
   1,000,000  Florida Housing Finance Agency (Heron Park Project) - Series V
              LOC Nations Bank                                              12/01/29    3.60         1,000,000     VMIG-1
   2,875,000  Florida Housing Finance Agency (Tiffany Club Project)
              LOC Nations Bank                                              09/01/26    3.50         2,875,000     VMIG-1
   3,000,000  Florida Housing Finance Agency MHRB
              (Monterey Meadows Apartment Project) - Series 1985
              LOC Citibank                                                  12/01/07    3.40         3,000,000                A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date      Yield         (Note 1)      Moody's  & Poor's
   ------                                                                    ----      -----          ------       -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  915,000  Gulf Breeze, FL RB - Series 1985B
             FGIC Insured                                                    12/01/15    3.35%      $  915,000      VMIG-1     A1+
  1,270,000  Gulf Breeze, FL RB - Series 1985C
             FGIC Insured                                                    12/01/15    3.35        1,270,000      VMIG-1     A1+
  2,500,000  Highlands County, FL IDRB - Series 1997 (b)
             LOC PNC Bank, N.A.                                              12/01/17    3.60        2,500,000
  1,000,000  Highlands County, HFA RB
             (Adventist Health System/Sunbolt Inc.) - Series 1996B
             LOC Capital Markets Assurance Corp.                             10/01/26    3.45        1,000,000      VMIG-1     A1+
  1,080,000  Hillsborough County, FL IDA (ADP Inc. Project) (b)              02/01/01    4.15        1,080,000
  4,400,000  Hillsborough County, FL IDA PCRB
             (Tampa Electric Company Cannon)                                 05/15/18    3.55        4,400,000      VMIG-1     A1+
  1,000,000  Indian River County, FL IDRB
             (Florida Convalescent Centers Project)
             LOC Toronto-Dominion Bank                                       01/01/11    3.85        1,000,000        P1
  1,000,000  Jacksonville, FL Educational Facilities RB
             (Jacksonville University Project )
             LOC First Union National Bank                                   10/01/22    3.35        1,000,000                 A1
  2,600,000  Jacksonville, FL HRB (University Medical Center) - Series 1989
             LOC Sumitomo Bank, Ltd.                                         02/01/19    3.90        2,600,000      VMIG-1
  1,000,000  Jacksonville, FL IDRB
             (University of Florida Health Science Center) - Series 1989
             LOC Barnett Bank of Jacksonville                                07/01/19    3.60        1,000,000      VMIG-1
  1,000,000  Jacksonville, FL PCRB Florida Power & Light Corporation Project 05/01/29    3.55        1,000,000      VMIG-1     A1
    710,000  Lee, FL IDRB (Christian & Missionary Alliance) - Series 1985
             LOC Banque Paribas                                              04/01/10    3.48          710,000                 A1
  1,700,000  Marion County, FL IDA
             (Hamilton Products, Incorporation Project) - Series 1995 (b)
             LOC Comerica Bank                                               11/01/15    3.70        1,700,000
    200,000  Monroe County, FL IDA (Beverly Enterprises) - Series 1985
             LOC Morgan Guaranty Trust Company                               06/01/10    3.40          200,000      VMIG-1
    800,000  Ocean Highway & Port Authority RB - Series 1990
             LOC ABN AMRO Bank N.V.                                          12/01/20    3.40          800,000      VMIG-1     A1+
  3,400,000  Ocean Highway & Port Authority, FL RB
             (Port, Airport & Marina Improvement)
             LOC ABN AMRO Bank N.V.                                          12/01/20    3.40        3,400,000      VMIG-1     A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                   Maturity                   Value                 Standard
   Amount                                                                    Date      Yield         (Note 1)      Moody's  & Poor's
   ------                                                                    ----      -----          ------       -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $1,000,000  Orange County Health Facilities Authority RB
             (Adventist Health System/Sunbelt Obligation)
             LOC Rabobank Nederland                                          11/15/26    3.38%      $  1,000,000               A1+
  7,400,000  Orange County HFA Multifamily Housing RB (Post Lake Project)
             Fannie Mae Collateralized                                       06/01/25    3.55          7,400,000               A1+
  7,630,000  Orange County, FL HFFA
             (Mayflower Retirement Company Project) - Series 1998
             LOC Rabobank Nederland                                          03/01/18    3.30          7,630,000               A1+
  4,500,000  Orange County, FL HFA RB (Smokewood/Sun) - Series A
             LOC Citibank                                                    12/01/22    3.50          4,500,000               A1+
    950,000  Orange County, FL IDRB
             (Florida Convention Centers Project) - Series A
             LOC Toronto-Dominion Bank                                       01/01/11    3.75            950,000      P1
  2,000,000  Palm Beach County, FL (Norton Gallery of Art Project)
             -Series 1995
             LOC Northern Trust                                              05/01/25    3.30          2,000,000               A1+
    600,000  Palm Beach County, FL IDRB
             LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                       11/01/11    3.75            600,000    VMIG-1
  1,000,000  Palm Beach County, FL RB - Series 1997
             (Jewish Community Campus Corp.)
             AMBAC Insured                                                   03/01/27    3.30          1,000,000               A1+
  1,000,000  Pinellas County, FL (Indian Country Project) (b)
             LOC Wachovia Bank & Trust Co., N.A.                             10/01/01    3.40          1,000,000
  5,075,000  Pinellas County, FL HFFA (St. Mark Village Project)
             - Series 1987
             LOC Nations Bank                                                03/01/17    3.40          5,075,000               A1+
  4,500,000  Pinellas County, FL Health Facilities
             (Pooled Hospital Loan Project)
             LOC Chase Manhattan Bank, N.A.                                  12/01/15    3.70          4,500,000    VMIG-1     A1
  1,000,000  Pinellas County, FL Industry Council IDRB
             (Genca Corporation Project) (b)
             LOC PNC Bank, N.A.                                              11/01/09    3.60          1,000,000
  2,200,000  St. Johns County, Florida IDA Health Facility Revenue
             (Coastal Health Care Investor)
             LOC Kredietbank                                                 12/01/16    3.60          2,200,000    VMIG-1
  3,900,000  St.Lucie County, FL PCRB (Florida Power & Light Company Project)03/01/27    3.55          3,900,000    VMIG-1     A1+
    925,000  Suwannee County, FL (Advent Christian Village Project)
             -Series 1989
             LOC Barnett Bank of Jacksonville                                10/01/19    3.45            925,000    VMIG-1
  1,000,000  Tamarac City, FL (b)
             LOC PNC Bank, N.A.                                              11/01/15    3.60          1,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                      Maturity                 Value                Standard
   Amount                                                                       Date      Yield       (Note 1)     Moody's  & Poor's
   ------                                                                       ----      -----        ------      -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Tampa, FL Health Care Facilities
               (Lifelink Foundation Inc. Project) (b)  LOC Suntrust Bank       08/01/22    3.50%   $  3,000,000
    1,900,000  University of North Florida
               LOC First Union National Bank                                   11/01/24    3.40       1,900,000     VMIG-1
    2,000,000  Volusia County Health Facility Authority RB - Series A
               LOC First Union National Bank                                   11/15/23    3.35       2,000,000                A1
 ------------                                                                                      ------------
  102,870,000  Total Other Variable Rate Demand Instruments                                         102,870,000
 ------------                                                                                      ------------
 Put Bonds (d) (3.14%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,000,000  Putnam County, FL Development Authority
               (Seminole Electric) - Series 1984 D
               LOC National Rural Utilities Cooperative Finance Corp.          06/15/98    3.65%   $  1,000,000     VMIG-1     A1+
    3,590,000  Putnam County, FL Development Authority
               (Seminole Electric) - Series H-3
               LOC National Rural Utilities Cooperative Finance Corp.          03/15/98    3.70       3,590,000     MIG-1     A1+
 ------------                                                                                       -----------
    4,590,000  Total Put Bonds                                                                        4,590,000
 ------------                                                                                       -----------
 Tax Exempt Commercial Paper (18.64%)
------------------------------------------------------------------------------------------------------------------------------------
 $  3,200,000  City of Gainsville, FL (Utilities System ) - Series C           05/13/98    3.45%   $  3,200,000       P1       A1+
    1,100,000  City of Orlando, FL Capital Improvement                         03/05/98    3.85       1,100,000       P1       A1+
      990,000  Florida Municipal Power Agency Initial
               Pooled Loan Project RB - Series A
               LOC First Union National Bank                                   07/16/98    3.55         990,000       P1       A1
    1,200,000  Florida Municipal Power Agency Initial
               Pooled Loan Project RB - Series A
               LOC First Union National Bank                                   03/25/98    3.75       1,200,000       P1       A1
    1,000,000  Florida Municipal Power Agency Initial
               Pooled Loan Project RB - Series A
               LOC First Union National Bank                                   06/11/98    3.55       1,000,000       P1       A1
    4,000,000  Jacksonville Electric Authority Electrical System - Series D-1  03/19/98    3.55       4,000,000                A1
    1,000,000  Jacksonville Electric Authority Electrical System - Series C-1  07/17/98    3.55       1,000,000       P1       A1+
    2,000,000  Sarasota County Public Hospital District
               (Sarasota Memorial Hospital) - Series 1996
               LOC Suntrust Bank                                               05/19/98    3.50       2,000,000     VMIG-1     A1+
    2,150,000  Sarasota County, FL Public Hospital District
               (Sarasota Memorial Hospital) - Series B
               LOC Suntrust Bank                                               05/18/98    3.35       2,150,000     VMIG-1     A1+
    1,660,000  Sarasota County, FL Public Hospital District
               (Sarasota Memorial Hospital Project) - Series A
               LOC Suntrust Bank                                               03/31/98    3.75       1,660,000       P1       A1+



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1998
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
    Face                                                                       Maturity                 Value              Standard
   Amount                                                                        Date       Yield     (Note 1)    Moody's  & Poor's
   ------                                                                        ----       -----      ------     -------   -------
Tax Exempt Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 6,000,000  Sunshine State Government Finance Commission RB
              LOC Union Bank of Switzerland/Morgan Guaranty Trust Company/
              National Westminster Bank PLC                                      05/13/98   3.40%  $  6,000,000   VMIG-1
   2,000,000  Sunshine State Government Finance Commission RB - Series 1986
              LOC Union Bank of Switzerland/Morgan Guaranty Trust Company/
              National Westminster Bank PLC                                      03/26/98   3.75      2,000,000   VMIG-1
   1,000,000  West Orange Memorial Tax District RB - Series 1991A
              LOC Rabobank Nederland                                             04/08/98   3.55      1,000,000   VMIG-1
 -----------                                                                                       ------------
  27,300,000  Total Tax Exempt Commercial Paper                                                      27,300,000
 -----------                                                                                       ------------
              Total Investments (99.53%)(Cost $145,779,304+)                                        145,779,304
              Cash and Other Assets, Net of Liabilities (0.47%)                                         688,504
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $146,467,808
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,  126,791,681 Shares Outstanding (Note 3)                             $       1.00
                                                                                                   ============
              Class B Shares,   19,680,024 Shares Outstanding (Note 3)                             $       1.00
                                                                                                   ============
              +    Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Trustees has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.

KEY:
      FGIC   =  Financial Guaranteed Insurance Company      LOC    =  Letter of Credit
      FSA    =  Financial Securities Assurance              MHRB   =  Multi-family Housing Revenue Bond
      HFA    =  Housing Finance Authority                   PCRB   =  Pollution Control Revenue Bond
      HFFA   =  Health Facility Finance Authority           RAN    =  Revenue Anticipation Note
      HRB    =  Hospital Revenue Bond                       RB     =  Revenue Bond
      IDA    =  Industrial Development Authority            TAN    =  Tax Anticipation Note
      IDRB   =  Industrial Development Revenue Bond



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1998
(UNAUDITED)
================================================================================





INVESTMENT INCOME
 Income:
     Interest................................................................... $   2,353,914
                                                                                 -------------
 Expenses: (Note 2)
    Investment management fee...................................................       260,640
    Administration fee..........................................................       136,836
    Shareholder servicing fee...................................................       142,558
    Custodian fee...............................................................         5,758
    Shareholder servicing and related shareholder expenses......................        32,563
    Legal, compliance and filing fees...........................................        21,916
    Audit and accounting........................................................        35,630
    Trustees' fees..............................................................         3,071
    Amortization of organization expenses.......................................         5,674
    Other.......................................................................         4,980
                                                                                 -------------
       Total expenses...........................................................       649,626
       Less: Expenses paid indirectly (Note 2).................................. (      10,437)
       Less: Fees waived (Note 2)............................................... (     175,932)
                                                                                 -------------
       Net expenses.............................................................       463,257
                                                                                 -------------
 Net investment income..........................................................     1,890,657

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments........................................         -0-
                                                                                 -------------
 Increase in net assets from operations......................................... $   1,890,657
                                                                                 =============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                           Six Months
                                                                              Ended                     Year
                                                                        February 28, 1998               Ended
                                                                           (Unaudited)             August 31, 1997
                                                                            ---------              ---------------


INCREASE (DECREASE) IN NET ASSETS
 Operations:
     Net investment income........................................    $      1,890,657        $      2,632,561

     Net realized gain (loss) on investments......................            -0-                       -0-
                                                                       ---------------         ---------------
 Increase in net assets from operations...........................           1,890,657               2,632,561

 Dividends to shareholders from net investment income:

     Class A......................................................    (      1,633,545)*      (      2,143,306)*

     Class B......................................................    (        257,112)*      (        489,255)*

 Transactions in shares of beneficial interest (Note 3):

     Class A......................................................          30,105,527              59,926,041

     Class B......................................................           7,897,410               2,169,867
                                                                       ---------------         ---------------
         Total increase...........................................          38,002,937              62,095,908


 Net assets:
     Beginning of period..........................................         108,464,871              46,368,963
                                                                       ---------------         ---------------
     End of period................................................    $    146,467,808        $    108,464,871
                                                                       ===============         ================

     *   Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no
     provision   for  federal   income  tax  is  required.

     c)  Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .40% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended February 28, 1998 the Manager voluntarily waived investment management fees and administration fees of $45,612 and $130,320, respectively.

Included in the statement of operations under the caption "Custodian" fee are expense offsets of $10,437.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $29,534 paid to Reich & Tang Services L.P., an affiliate of the Manager, as servicing agent for the Fund.

3. Transactions in Shares of Beneficial Interest.

At February 28, 1998, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $146,471,705. Transactions, all at $1.00 per share, were as follows:

     Class A                                            Six Months Ended                     Year Ended
     -------                                            February 28, 1998                  August 31, 1997
                                                        -----------------                  ---------------
     Sold............................................        184,761,063                       290,402,555
     Issued on reinvestment of dividends.............          1,590,136                         2,012,037
     Redeemed........................................   (    156,245,672)                 (    232,488,551)
                                                        ----------------                  ----------------
     Net increase ...................................         30,105,527                        59,926,041
                                                        ================                  ================

     Class B                                            Six Months Ended                      Year Ended
     -------                                            February 28, 1998                 August  31, 1997
                                                        -----------------                 ----------------
     Sold............................................         63,120,836                        92,064,894
     Issued on reinvestment of dividends.............            242,318                           461,971
     Redeemed........................................  (      55,465,744)                 (     90,356,998)
                                                        -----------------                 ----------------
     Net increase (decrease).........................          7,897,410                         2,169,867
                                                        ================                  ================

4. Sales of Securities.

Accumulated undistributed realized losses at February 28, 1998, amounted to $3,897. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2004.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 68% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


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================================================================================
6. Financial Highlights.

                                                Period Ended         Year Ended         Year Ended         Period Ended
Class A                                       February 28, 1998    August 31, 1997    August 31, 1996    August 31, 1995**
-------                                       -----------------    ---------------    ---------------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..          $   1.00            $   1.00           $    1.00          $   1.00
                                                 -----------         -----------        ------------       -----------
 Income from investment operations:
    Net investment income...............             0.014               0.030               0.031             0.032
 Less distributions:
    Dividends from net investment income.        (   0.014 )         (   0.030 )        (    0.031 )       (   0.032 )
                                                 -----------         -----------        ------------       -----------
 Net asset value, end of period........          $   1.00            $   1.00           $    1.00          $   1.00
                                                 ===========         ===========        ============       ===========
 Total Return..........................              2.93%*              3.08%               3.09%             3.60%*
 Ratios/Supplemental Data
 Net assets, end of period (000).......          $ 126,788           $  96,683          $   36,758         $  20,974
 Ratios to average net assets:
 Expenses..............................              0.76%*              0.57%               0.56%             0.40%*
 Net investment income.................              2.86%*              3.03%               3.05%             3.54%*
 Expenses paid indirectly..............              0.02%*              --                  0.06%             --
 Management and Administration fees waived and
    expense reimbursed..............                  .27%*              0.51%               0. 67%            0.95%*

                                                Period Ended         Year Ended         Year Ended         Period Ended
Class B                                       February 29, 1998    August 31, 1997    August 31, 1996    August 31, 1995**
-------                                       -----------------    ---------------    ---------------    -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..          $   1.00            $   1.00           $   1.00           $   1.00
                                                 -----------         -----------        ------------       -----------
 Income from investment operations:
  Net investment income...............               0.016               0.033              0.033              0.036
 Less distributions:
 Dividends from net investment income.           (   0.016 )         (   0.033 )        (   0.033  )       (   0.036 )
                                                 -----------         -----------        ------------       -----------
 Net asset value, end of period........          $   1.00            $   1.00           $   1.00           $   1.00
                                                 ===========         ===========        ============       ===========
 Total Return..........................              3.23%*              3.34%              3.35%              3.84%*
 Ratios/Supplemental Data
 Net assets, end of period (000).......          $  19,680           $  11,782          $   9,611          $  10,174
 Ratios to average net assets:
 Expenses..............................              0.47%*              0.30%              0.31%              0.14%*
 Net investment income.................              3.16%*              3.27%              3.34%              3.78%*
 Expenses paid indirectly..............              0.02%*              --                 0.06%              --
 Management and Administration fees waived and
     expense reimbursed...............               0.27%*              0.51%              0.67%              0.95%*
 *  Annualized
 ** Class A commenced operations on October 6, 1994 and Class B commenced operations on September 19, 1994.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, NY 10020


--------------------------------------------------------------------------------

FLORIDA
DAILY
MUNICIPAL
INCOME
FUND






                   Semi-Annual Report
                    February 28, 1998
                       (Unaudited)



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